RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

DiscLive Network

On July 10, 2017, the Company entered into a Licensing Agreement with RockHouse Live Media Productions, Inc., DBA “DiscLive” or “DiscLive Network” (“DiscLive”) to formalize the terms of the Strategic Alliance entered into by the Company with DiscLive on July 21, 2016. VNUE has acquired an exclusive license from DiscLive for a period of three years unless earlier terminated under the Agreement, for the use of all its assets, including but not limited to the DiscLive brand, website (including eCommerce platform), intellectual property, inventory, equipment, trade secrets and anything related to its business of “instant live” recording. Under the terms of the Agreement, DiscLive granted the Company a worldwide exclusive license. In exchange for the license, DiscLive will receive a license fee equal to five percent (5%) of any sales derived from the sale and use of the products and services. DiscLive is controlled by our Chief Executive Officer, Mr. Bair. On March 19, 2021, the Licensing Agreement was extended until March 2022, and will automatically extend unless either party notifies the other of cancellation.

Revenues of $2,714 and $9,295 during the three and nine months ended September 30, 2021, and $1,746 and $19,932 during the three and nine months ended September 30, 2020, respectively, were recorded using the assets licensed under this agreement. For the nine months ended September 30, 2021 and 2020, the fees amounted to $136 and $465 respectively. Our Chief Executive Officer agreed to waive the right to receive these license fees for both years.

Accrued Payroll to Officers

Accrued payroll to officers was $239,750 and $209,750 respectively, as of September 30, 2021, and December 31, 2020, respectively. The Chief Executive Officer’s compensation is $170,000 per year.

Advances from Officers/Stockholders

From time to time, officers/stockholders of the Company advance funds to the Company for working capital purposes. During the year ended December 31, 2019, a former employee and stockholder agreed to forgive $14,000 owed by the Company. The Company recorded the $14,000 as a gain on the settlement of debt, leaving a remaining balance of $720 recorded on the consolidated balance sheet on September 30, 2021.

NOTE 4 – RELATED PARTY TRANSACTIONS

DiscLive Network

On July 10, 2017, the Company entered into a Licensing Agreement with RockHouse Live Media Productions, Inc., DBA “DiscLive” or “DiscLive Network” (“DiscLive”) to formalize the terms of the Strategic Alliance entered into by the Company with DiscLive on July 21, 2016. VNUE has acquired an exclusive license from DiscLive, for a period of three years unless earlier terminated under the Agreement, for the use of all its assets, including but not limited to the DiscLive brand, website (including eCommerce platform), intellectual property, inventory, equipment, trade secrets and anything related to its business of “instant live” recording. Under the terms of the Agreement, DiscLive granted the Company a worldwide exclusive license. In exchange for the license, DiscLive will receive a license fee equal to five percent (5%) of any sales derived from the sale and use of the products and services. DiscLive is controlled by our Chief Executive Officer. Revenues of $22,474 and $206,161 and direct cost of revenues of$8,509 and $211,031 during the years ended December 31, 2020, and 2019, respectively, were recorded using the assets licensed under this agreement. For the periods ended December 31, 2020 and 2019. The fees would have amounted to $1,124 and $10,308 respectively. Our Chief Executive Officer agreed to waive the right to receive these license fees for both years.

Accrued Payroll to Officers

Accrued payroll to officers was $209,750 and $68,000 respectively, as of December 31, 2020, and December 31, 2019, respectively. During the year ended December 31, 2019, the Company entered into a conversion and cancellation of a debt agreement with its Chief Executive Officer. The Company agreed to convert accrued payroll of $52,700 into 15,057,143 shares of the Company’s stock, valued at $40,654 using the closing market price of the Company’s stock on the date of the conversion and cancellation of debt agreements. The difference between the total accrued payroll converted of $52,700, and the market value of the shares issued of $40,654, was recorded as contributed capital of $12,046 in the consolidated statements of stockholders’ deficit for the year ended December 31, 2019.

The Chief Executive Officers’ compensation is $170,000 per year all of which was expensed during the years ended December 31, 2020 and 2019; of which $129,500 and $102,000 has been paid and $108,500 and $68,000 was outstanding as of December 31, 2020 and 2019, respectively.

Advances from Officers/Stockholders

From time to time, officers/stockholders of the Company advance funds to the Company for working capital purposes. During the year ended December 31, 2019, a former employee and stockholder agreed to forgive $14,000 owed by the Company. The Company recorded the $14,000 as a gain on the settlement of debt, leaving a remaining balance of $720 on December 31, 2019.

Transactions with Former Director and Officer

On September 15, 2017, the Company entered into an Advisory Agreement with Louis Mann (“MANN”), a former officer and director with the Company who previously resigned as an officer and director on August 26, 2015 after a short stint. He was re-appointed to the board on June 23, 2018, while continuing to serve in under the Advisory agreement. The Advisory Agreement provides for MANN’s continued and ongoing advisory services to the Company for nine (9) months and with automatic nine (9) months renewals unless terminated per the agreement. MANN is to receive $5,000 per month and 20,000 shares of common stock per month. Mann is still currently still engaged with the company, and serves as Executive Vice President as well as Director, as noted above.

As of December 31, 2018, $40,000 of cash compensation was owed to MANN under the Advisory Agreements and included in accounts payable and accrued expenses. On March 4, 2019, the Company and MANN entered into a conversion and cancellation of debt agreement relating to the $40,000 cash compensation balance outstanding on December 31, 2018. The Company issued 11,428,571 shares of common stock, at $0.0035 per share, as payment in full for the $40,000 balance outstanding on December 31, 2018. The difference between the total obligations of $40,000 that MANN converted, and the market value of the shares issued of $30,857, was recorded as a gain on settlement of obligations of $9,143 in other income in the consolidated statements of operations for the year ended December 31, 2019.

During the year ended December 31, 2019, the Company recorded $45,000 of compensation relating to the agreement and made payments of $3,750 leaving a balance owed to MANN of $41,250 on December 31, 2019, which is included in accounts payable and accrued expenses. In May 2019, the Company awarded MANN, 748,429 shares of Series A Preferred Stock.

During the year ended December 31, 2020, $60,000 in compensation was accrued for MANN and no payments were made to him.

Stage It Corp [Member]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with Evan Lowenstein the company founder and Director, Jaron Lowenstein the brother of Evan, Chuck Lowenstein the father of Evan. The Company also entered into several convertible promissory notes with Robert Jennings over the same period who is a Stage It Director. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred. As of September 30, 2021 and December 31, 2020 the balance of convertibles notes due to related parties was $547,500 and $547,500 respectively, and the accrued interest on September 30 2021 and December 31, 2020, was $893,632 and $767,515, respectively.

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with Evan Lowenstein the company founder and Director, Jaron Lowenstein the brother of Evan, Chuck Lowenstein the father of Evan. The company also entered into several convertible promissory notes with Robert Jennings over the same period who is a Stage It Director. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred. As of December 31, 2020 and 2019 the balance of convertibles notes due to related parties was $547,500 and $547,500 respectively, and the accrued interest on December 31, 2020 and 2019, was $767,715 and $617,891.